Annual Total Returns- Harding Loevner Frontier Emerging Markets Portfolio (Institutional I) [BarChart] - Institutional I - Harding Loevner Frontier Emerging Markets Portfolio - Institutional Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(21.03%)	19.88%	17.03%	6.22%	(19.10%)	2.16%	25.09%	(15.44%)	10.89%	0.11%